Accrued Expenses	12 Months Ended
Dec. 31, 2018
Accrued Expenses
Accrued Expenses

15) Accrued Expenses

The following table presents accrued expenses as of December 31, 2018 and 2017:

	Year Ended
	December 31,
(U.S. Dollars in thousands)	2018	2017
Operating expenses	$832	$979
Interest expenses	4,968	3,394
Guarantee costs	—	54
Other expenses	664	2,077
Total accrued expenses	$6,464	$6,504